Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity risk management (Details) € in Billions	Dec. 21, 2016 EUR (€) Options item	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of international banks | item	24
Number of options that can be extended | Options	2
Option extension period	1 year
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | €	€ 6	€ 6	€ 6